Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative financial instruments
Schedule of derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	40	–	–	–	40
Cross currency swaps designated in a net investment hedge	–	213	–	(4)	209
Cross currency swaps designated in a cash flow hedge	101	–	–	–	101
Cross currency swaps designated in a fair value hedge[1]	16	–	–	–	16
Other derivatives	–	45	(27)	–	18
31 December 2018	157	258	(27)	(4)	384

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	43	–	–	–	43
Cross currency swaps designated in a net investment hedge	4	–	–	(1)	3
Cross currency swaps designated in a cash flow hedge	4	–	–	(17)	(13)
Cross currency swaps designated in a fair value hedge[1]	10	–	–	–	10
Other derivatives	–	36	(36)	–	–
31 December 2019	61	36	(36)	(18)	43

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	45	–	–	–	45
Cross currency swaps designated in a net investment hedge	19	–	–	(2)	17
Cross currency swaps designated in a cash flow hedge	107	43	–	–	150
Cross currency swaps designated in a fair value hedge[1]	–	43	–	–	43
Forward FX designated in a cash flow hedge[2]	–	8	(3)	–	5
Other derivatives	–	48	(30)	–	18
31 December 2020	171	142	(33)	(2)	278

[1]

Cross currency swaps designated in a fair value hedge refers to a cross currency interest rate swap that hedges a designated euro 300m portion of our euro 750m 0.875% 2021 non-callable bond against exposure to movements in the euro:US dollar exchange rate.

[2]	Forward FX designated in a cash flow hedge relates to contracts hedging anticipated CNY, EUR, JPY and SEK transactions occurring in Q1 2021.

Schedule of interest rates on derivative financial instruments

			2020			2019			2018
Derivatives	(0.5)%	to	2.4%	(0.5)%	to	2.7%	(0.4)%	to	3.2%